Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39305
Entity Registrant Name	Dada Nexus Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	22/F, Oriental Fisherman’s Wharf
Entity Address, Address Line Two	No. 1088 Yangshupu Road
Entity Address, Address Line Three	Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200082
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	1,036,659,038
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, the People’s Republic of China
Entity Central Index Key	0001793862
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares (each ADS represents four of our ordinary shares, par value US$0.0001 per share)
Trading Symbol	DADA
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par valueUS$0.0001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact
Document and Entity Information
Contact Personnel Name	Henry Jun Mao
Country Region	86
City Area Code	21
Local Phone Number	3165-7167
Contact Personnel Email Address	ir@imdada.cn
Entity Address, Address Line One	22/F, Oriental Fisherman’s Wharf
Entity Address, Address Line Two	No. 1088 Yangshupu Road
Entity Address, Address Line Three	Yangpu District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200082
Entity Address, Country	CN